PROVISIONS (Tables)	12 Months Ended
Mar. 31, 2024
Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of detailed information about provisions

	Warranty	Restructuring	Other	Total
Balance, at March 31, 2022	$12,793	$10,610	$1,422	$24,825
Provisions made	3,559	27,487	8,822	39,868
Provisions used	(5,838)	(19,773)	(9,372)	(34,983)
Exchange adjustments	588	266	36	890
Balance, at March 31, 2023	$11,102	$18,590	$908	$30,600
Provisions made	6,460	22,790	10,362	39,612
Acquisition of subsidiaries	522	—	—	522
Provisions used	(4,862)	(19,445)	(10,352)	(34,659)
Exchange adjustments	(30)	(72)	5	(97)
Balance, at March 31, 2024	$13,192	$21,863	$923	$35,978